Other Liabilities - Summary of Other Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Miscellaneous liabilities [abstract]
Accrued expenses	¥ 360,258		¥ 313,226
Unearned income	129,414		133,478
Financial guarantees and other credit-related contingent liabilities	43,117		119,170
Due to trust account	1,228,223		1,328,271
Payables to brokers, dealers and customers for securities transactions	828,758		1,737,919
Payables related to credit card services	703,845		640,487
Obligations from factoring transactions	587,960		566,284
Retirement benefit liabilities	36,027		36,888
Guarantee deposits received	497,379		701,177
Others	1,716,758		1,305,840
Total other liabilities	¥ 6,131,739	¥ 6,799,291	¥ 6,882,740